Summary of significant accounting policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Software development cost	$ 15,276,285	$ 13,056,478
Goodwill, impairment loss